Note 12 - Mezzanine Equity	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Mezzanine Equity [Text Block]
12.	Mezzanine Equity

During the six months ended June 30, 2021, the Company did not issue nor redeem any Series E Shares.

As of June 30, 2021, upon conversion at the Series E Shares Conversion Price ($1.30) of 11,264 Series E Shares outstanding, subject to the Standstill Agreement, Family Trading Inc. would have received 8,664,615 common shares.

The Company presents the carrying value of the Series E Shares at their maximum redemption amount ($13,517).